Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Profit (loss) of the year assigned to Company’s shareholders	R$ (44,646)	R$ (21,431)	R$ 13,844
Denominator
Weighted average for number of common shares	32,616,258	23,007,503	22,107,007
Basic and diluted earnings (loss) per share (in reais)	R$ (1.369)	R$ (0.931)	R$ 0.626